Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 31.7%
Banco Bilbao Vizcaya Argentaria SA	13,941,544	$73,500,979
Banco de Sabadell SA	20,165,613	22,390,252
Banco Santander SA	36,460,542	142,192,363
Bankia SA	6,104,306	11,835,777
Bankinter SA	2,537,339	17,759,613
CaixaBank SA	10,823,305	31,970,594

		299,649,578

Biotechnology — 3.4%
Grifols SA	943,385	32,255,875

Construction & Engineering — 7.9%
ACS Actividades de Construccion y Servicios SA	823,956	32,097,097
Ferrovial SA	1,400,682	41,621,373
Ferrovial SA, New(a)	21,484	638,409

		74,356,879

Diversified Telecommunication Services — 11.4%
Cellnex Telecom SA(b)	769,010	33,068,514
Telefonica SA	9,760,159	74,814,323

		107,882,837

Electric Utilities — 19.8%
Endesa SA	1,062,131	28,902,894
Iberdrola SA	13,183,341	129,777,008
Red Electrica Corp. SA	1,430,854	28,003,465

		186,683,367

Electrical Equipment — 1.9%
Siemens Gamesa Renewable Energy SA	1,105,691	17,659,173

Gas Utilities — 4.8%
Enagas SA	762,565	19,010,587
Naturgy Energy Group SA	1,011,887	26,330,682

		45,341,269

Insurance — 1.6%
Mapfre SA	5,454,707	15,390,751

Security	Shares	Value

IT Services — 4.4%
Amadeus IT Group SA	525,268	$41,873,314

Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	2,620,294	41,285,766

Specialty Retail — 4.5%
Industria de Diseno Textil SA	1,365,225	42,539,706

Transportation Infrastructure — 4.0%
Aena SME SA(b)	202,652	37,248,139

Total Common Stocks — 99.8% (Cost: $1,223,730,710)		942,166,654

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	624,000	624,000

Total Short-Term Investments — 0.1% (Cost: $624,000)		624,000

Total Investments in Securities — 99.9% (Cost: $1,224,354,710)		942,790,654

Other Assets, Less Liabilities — 0.1%		1,378,198

Net Assets — 100.0%		$944,168,852

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,303	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	419,000	205,000	624,000	624,000	2,147		—	—

				$624,000	$3,450		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Spain ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	16	12/20/19	$1,645	$(6,268)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$941,528,245	$638,409	$—	$942,166,654
Money Market Funds	624,000	—	—	624,000

	$942,152,245	$638,409	$—	$942,790,654

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,268)	$—	$—	$(6,268)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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